As filed electronically with the Securities and Exchange Commission on October 21, 2011
File Nos. 33-46488
811-06603

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Post-Effective Amendment No. 37
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 41
PERFORMANCE FUNDS TRUST
(Exact name of Registrant as Specified in Charter)
3435 Stelzer Road, Columbus, Ohio 43219
(Address of Principal Executive Offices)
(800) 737-3676
Registrant’s Telephone Number, including Area Code
Curtis Barnes
Citi Fund Services Ohio, Inc.
100 Summer Street, Suite 1500, Boston, Massachusetts 02110
(Name and Address of Agent for Service)
Copies of all communications to:
Michael Malloy, Esq.
Drinker Biddle Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996
It is proposed that this filing will become effective (check appropriate box):
     ☑ immediately upon filing pursuant to paragraph (b) of Rule 485
     ☐ on October 1, 2011 pursuant to paragraph (b) of Rule 485
     ☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ☐ on _______________ pursuant to paragraph (a)(1) of Rule 485
     ☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
     ☐ on _______________ pursuant to paragraph (a)(2) of Rule 485

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 37 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jackson, and the State of Mississippi, on October 21, 2011.

PERFORMANCE FUNDS TRUST (REGISTRANT)
By:	/s/ Teresa Thornhill
Teresa Thornhill, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

*/s/ Walter P. Neely	Trustee	October 21, 2011
Walter P. Neely

*/s/ Joe J. Powell III	Trustee	October 21, 2011
Joe J. Powell III

*/s/ Shirley Olson	Trustee	October 21, 2011
Shirley Olson

*/s/ Michael A. Allen	Trustee	October 21, 2011
Michael A. Allen

/s/ Christopher E. Sabato	Treasurer	October 21, 2011
Christopher E. Sabato	Principal Accounting
Officer

*By:	/s/ Curtis Barnes
Curtis Barnes, Attorney-in-Fact pursuant to (1) Power of Attorney previously filed with
Post-Effective Amendment Nos. 25, 27 and 28 and 35 and incorporated by reference herein.

EXHIBIT INDEX
EXHIBIT DOCUMENT

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase